Acquisitions and disposals	12 Months Ended
Mar. 31, 2025
Acquisitions and disposals
Acquisitions and disposals

27. Acquisitions and disposals
The note below provides details of acquisition and disposal transactions for the current year as well as those completed in the prior year. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.
Accounting policies
Business combinations
Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the consolidated income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.
Acquisition of interests from non-controlling shareholders
In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted, is recognised in equity.
Disposals
The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously been recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.
Purchase of subsidiaries
The aggregate cash consideration in respect of the purchase of subsidiaries, net of cash acquired, is as follows:

	2025 €m	2024 € m
Cash consideration (paid)
Other	(9)	–
	(9)	–
Other transactions with non-controlling shareholders in subsidiaries
The aggregate cash consideration in respect of other transactions with non-controlling shareholders in subsidiaries, net of cash acquired, is as follows:

	2025 €m	2024 € m
Cash consideration received / (paid)
Other	8	(16)
	8	(16)
Disposals
The aggregate cash consideration in respect of the disposal of subsidiaries, net of cash disposed, is as follows:

	2025 €m	2024 € m
Cash consideration received/(paid)
Vodafone Spain	3,669	–
Vodafone Italy	7,707	–
Vodafone Hungary	–	(4)
Net cash disposed	(155)	(63)
	11,221	(67)
Vodafone Spain
On 31 May 2024, the Group announced it had completed the sale of Vodafone Holdings Europe, S.L.U. (‘Vodafone Spain’) to Zegona Communications plc (‘Zegona’) for
€
4,069 million in cash (subject to closing accounts adjustments) and up to
€
900 million of non-cash consideration in the form of redeemable preference shares.
€
400 million of the cash received relates to future services to be provided by the Group to Zegona and has been deferred on the Group’s statement of financial position. The table below summarises the net assets disposed and the resulting loss on disposal of
€
148 million.

€ m
Other intangible assets	(996)
Property, plant and equipment	(5,058)
Other investments	(3)
Inventory	(40)
Trade and other receivables	(1,033)
Cash and cash equivalents	(91)
Current and deferred taxation	2
Borrowings	1,205
Trade and other payables	1,143
Provisions	181
Net assets disposed	(4,690)
Cash proceeds 1	3,669
Non-cash consideration (Zegona shares) 2	807
Other effects	66
Net loss on disposal 3	(148)
Notes:

1.	Excludes € 400 million of consideration related to future services to be provided by the Group to Zegona.

2.	The non-cash consideration comprises an investment in Zegona shares with a fair value of € 807 million at the transaction date.

3.	Included in ‘Loss for the financial year - Discontinued operations’ in the consolidated income statement.

Vodafone Italy
On 31 December 2024, the Group announced it had completed the sale of Vodafone Italia S.p.A. (‘Vodafone Italy’) to Swisscom AG for
€
7,885 million in cash (subject to closing accounts adjustments).
€
178 million of the cash received relates to future services to be provided by the Group to Swisscom AG and has been deferred on the Group’s statement of financial position. The table below summarises the net assets disposed and the resulting loss on disposal of
€
1,133 million.

€ m

Goodwill	(2,398)

Other intangible assets	(3,479)

Property, plant and equipment	(5,230)

Inventory	(122)

Trade and other receivables	(1,275)

Cash and cash equivalents	(64)

Current and deferred taxation	(144)

Borrowings	2,089

Trade and other payables	1,733

Post employment benefits	35

Provisions	181

Net assets disposed	(8,674)

Cash proceeds 1	7,707

Other effects	(166)

Net loss on disposal 2	(1,133)
Notes:

1.	Excludes € 178 million of consideration related to future services to be provided by the Group to Swisscom AG.

2.	Included in ‘Loss for the financial year - Discontinued operations’ in the consolidated income statement.
M-Pesa Holdings
In the comparative period, on 28 September 2023, the Group sold M-Pesa Holding Company Limited (‘MPHCL’) which holds funds on trust for M-Pesa customers, to Safaricom Plc for US$1. Balances included in the Group’s consolidated statement of financial position at the date of disposal included cash of
€
63 million, together with short-term investments of
€
1,195 million and
€
1,156 million due to M-Pesa customers recorded within Other investments and Trade and other payables, respectively.
Merger of Vodafone and Three in the UK
On 31 May 2025, the Group and CK Hutchison Group Telecom Holdings Limited (‘CKHGT’), a wholly owned subsidiary of CK Hutchison Holdings Limited (‘Hutchison’), transferred their UK telecommunication businesses, respectively Vodafone Limited (‘Vodafone UK’) and Three UK Limited (‘Three UK’), into VodafoneThree Holdings Limited (‘VTHL’). Following completion, VTHL is a subsidiary of the Group, in which the Group owns
51% of the issued share capital and CKHGT indirectly owns 49%, and Vodafone UK and Three UK are wholly owned subsidiaries of
VTHL
.
Consideration paid by the Group to Hutchison was 49% of Vodafone UK’s equity. No cash consideration was paid in connection with the combination or the grant of options (see below). Vodafone UK and Three UK were contributed with differential debt amounts owing to their respective shareholders at closing to achieve the required ownership structure. The Group advanced loans of £6,010 million to
VTHL
of which £1,684 million was utilised to settle Three UK’s outstanding debt with Hutchison. In addition, Vodafone and Hutchison committed to an additional £800 million of equity funding in proportion to their shareholdings, which
VTHL
can draw, if required.
As part of the transaction, Vodafone and Hutchison agreed a framework to enable Vodafone to acquire Hutchison’s 49% shareholding in
VTHL
through a Vodafone call or a Hutchison put option which may be exercised at fair market value, subject to customary third party approvals and consents, and settled in cash or new Vodafone Group Plc shares, at the Group’s option, subject to certain conditions. The call and put options will become exercisable after three full financial years following closing providing that the fair market enterprise value of
VTHL
reaches a minimum of £16.5 billion until after the seventh financial year following completion, when this threshold will cease to apply to the exercise of the Hutchison put option. As the Group has the ability to settle the put option with Vodafone Group Plc shares
,
no put option liability will initially be recorded.
While
VTHL
is a controlled subsidiary of the Group, under certain very limited circumstances, including significant financial underperformance of
VTHL
, Hutchison may acquire additional rights that might result in a loss of control for accounting purposes.
Access to information required to assess the fair value to be assigned to individual assets acquired and liabilities assumed at the date of acquisition was limited in the period prior to the date of approval of the consolidated financial statements. Consequently, the fair value of the net assets acquired from Three UK and any resultant goodwill to be recognised as a result of the combination have not yet been determined.